UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
California - 10.4%	California Health Facilities Financing Authority, California, RB, Catholic
	Healthcare West, Series A, 6.00%, 7/01/39	$ 710 $	742,241
	California Health Facilities Financing Authority, RB, Cedars-Sinai Medical
	Center, 5.00%, 8/15/39	1,590	1,478,414
	California Health Facilities Financing Authority, RB, Saint Joseph Health
	System, Series A, 5.75%, 7/01/39	2,700	2,799,063
	California State Public Works Board, RB, Department General Services,
	Buildings 8 & 9, Series A, 6.25%, 4/01/34	4,525	4,694,190
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series
	A 1, 5.25%, 7/01/38	3,300	3,471,006
	San Diego Regional Building Authority, California, RB, County Operations
	Center & Annex, Series A, 5.38%, 2/01/36	3,310	3,410,657
	San Francisco City & County Airports Commission, Refunding RB,
	2nd Series A-3, AMT, 6.75%, 5/01/34	2,500	2,648,900
			19,244,471
Colorado - 3.4%	City & County of Denver, Colorado, Refunding RB, Series A,
	5.25%, 11/15/36	4,050	4,026,712
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare,
	Series A, 5.50%, 7/01/34 (a)	2,150	2,190,183
			6,216,895
District of Columbia -	District of Columbia Water & Sewer Authority, RB, Series A,
1.2%	5.25%, 10/01/29	2,000	2,119,680
Florida - 35.1%	Broward County Educational Facilities Authority, RB, Educational
	Facilities, Nova Southeastern (AGC), 5.00%, 4/01/31	2,210	2,215,923
	City of Jacksonville, Florida, RB, Series B (MBIA), 5.13%, 10/01/32	1,500	1,494,930
	City of Jacksonville, Florida, Refunding RB & Improvement (MBIA), 5.25%,
	10/01/32	2,315	2,337,942
	City of Miami Beach, Florida, RB, Water and Sewer (AMBAC), 5.75%,
	9/01/25	3,000	3,089,400
	City of Port Saint Lucie, Florida, RB (MBIA), 5.25%, 9/01/25	1,215	1,236,165
	County of Broward, Florida, RB, Series I, AMT (AMBAC),
	5.75%, 10/01/18	2,870	2,947,490
	County of Hillsborough, Florida, RB (AMBAC), 5.40%, 11/01/12 (b)	1,055	1,189,502

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARB	Airport Revenue Bond	ISD	Independent School District
CIFG	CDC IXIS Financial Guaranty	MBIA	Municipal Bond Investors Assurance
COP	Certificates of Participation		(National Public Finance Guaranty Corp.)
EDA	Economic Development Authority	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	S/F	Single-Family
GNMA	Government National Mortgage Association

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Miami-Dade, Florida, RB, Miami International Airport, Series A,
	AMT (FSA), 5.25%, 10/01/41	$ 1,800	$ 1,748,646
	County of Miami-Dade, Florida, RB, Miami International Airport, Series A,
	AMT (FSA), 5.50%, 10/01/41	2,930	2,942,365
	County of Miami-Dade, Florida, RB, Miami International Airport, Series A,
	AMT (MBIA), 6.00%, 10/01/29	3,275	3,315,807
	County of Miami-Dade, Florida, RB, Series A, AMT (FSA),
	5.00%, 10/01/33	2,625	2,471,359
	County of Orange, Florida, Refunding RB (AMBAC), 5.00%, 10/01/29	1,750	1,782,217
	County of Osceola, Florida, RB, Series A (MBIA), 5.50%, 10/01/27	1,760	1,794,074
	County of Palm Beach, Florida, RB (MBIA), 7.20%, 6/01/15	3,340	3,989,463
	County of Sumter, Florida, RB (AMBAC), 5.00%, 6/01/26	2,190	2,229,245
	County of Sumter, Florida, RB (AMBAC), 5.00%, 6/01/30	2,475	2,488,687
	Duval County HFA, RB, AMT (GNMA), 5.40%, 10/01/21	645	634,190
	Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 4, AMT
	(FSA), 6.25%, 7/01/22	355	362,441
	Florida Municipal Loan Council, RB, Series A-1 (MBIA),
	5.13%, 7/01/34	1,580	1,544,197
	Florida Municipal Loan Council, RB, Series B (MBIA), 5.38%, 11/01/30	4,250	4,269,592
	Hillsborough County Aviation Authority, Florida, RB, Series C, AMT (AGC),
	5.75%, 10/01/26	1,000	1,033,760
	Hillsborough County IDA, RB, National Gypsum, Series A, AMT, 7.13%,
	4/01/30	2,500	1,723,925
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%,
	4/01/30	3,750	2,585,888
	Lee County HFA, RB, Multi-County Program, Series A-1, AMT (GNMA),
	7.13%, 3/01/28	30	30,459
	Manatee County HFA, Refunding RB, S/F, Sub-Series 1, AMT (GNMA),
	6.25%, 11/01/28	100	102,003
	Martin County Health Facilities Authority, RB, Martin Memorial Medical
	Center, Series A, 5.75%, 11/15/12 (b)	1,350	1,542,874
	Martin County Health Facilities Authority, RB, Martin Memorial Medical
	Center, Series A, 5.88%, 11/15/12 (b)	1,535	1,760,016
	Miami-Dade County HFA, Florida, RB, Home Ownership Mortgage,
	Series A-1, AMT (GNMA), 6.30%, 10/01/20	365	372,424
	Orlando & Orange County Expressway Authority, RB, Series B (AMBAC),
	5.00%, 7/01/30	250	251,982
	Pinellas County HFA, RB, Multi-County Program, Series A-1, AMT (GNMA),
	6.30%, 9/01/20	240	244,882
	Pinellas County HFA, RB, Multi-County Program, Series A-1, AMT (GNMA),
	6.35%, 9/01/25	340	347,021
	Santa Rosa County School Board, COP, Series 2 (MBIA), 5.25%, 2/01/26	1,180	1,223,778
	South Lake County Hospital District, RB, South Lake Hospital Inc., 6.38%,
	10/01/34	1,150	1,151,300
	Village Center Community Development District Recreational Revenue,
	RB, Series A (MBIA), 5.38%, 11/01/34	1,995	1,827,360

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Village Center Community Development District Recreational Revenue,
	RB, Series A (MBIA), 5.13%, 11/01/36	$ 1,000 $	871,710
	Village Center Community Development District Utility Revenue, RB
	(MBIA), 5.13%, 10/01/28	5,040	4,876,754
	Volusia County IDA, RB, Student Housing, Stetson University Project,
	Series A (CIFG), 5.00%, 6/01/35	1,000	861,840
			64,891,611
Georgia - 8.4%	City of Atlanta, Georgia, RB, General, Subordinate Lien, Series C (FSA),
	5.00%, 1/01/33	3,270	3,303,648
	County of Fulton, Georgia, RB (MBIA), 5.25%, 1/01/35	1,000	1,021,680
	Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series,
	5.00%, 7/01/39	4,815	4,918,378
	Municipal Electric Authority of Georgia, RB, General Resolution Projects,
	Sub-Series D, 6.00%, 1/01/23	5,600	6,308,400
			15,552,106
Illinois - 2.4%	Illinois Finance Authority, RB, Northwestern Memorial Hospital, Series A,
	6.00%, 8/15/39	4,160	4,478,614
Indiana - 2.6%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency,
	Series B, 6.00%, 1/01/39	4,525	4,854,194
Kansas - 1.8%	Kansas Development Finance Authority, RB, Adventist Health, 5.50%,
	11/15/29	3,250	3,335,670
Kentucky - 3.6%	Louisville & Jefferson County Metropolitan Government Parking Authority,
	RB, Series A, 5.75%, 12/01/34	3,200	3,467,008
	Louisville & Jefferson County Metropolitan Government, RB, Jewish
	Hospital Saint Mary's Healthcare, 6.13%, 2/01/37	2,955	3,087,857
			6,554,865
Maine - 1.2%	Maine State Housing Authority, Maine, RB, Series C, AMT,
	5.45%, 11/15/23	2,285	2,286,531
Massachusetts - 2.6%	Massachusetts HFA, Massachusetts, RB, Housing, Series F, AMT, 5.70%,
	6/01/40	2,125	2,129,356
	Massachusetts Health & Educational Facilities Authority, RB, Tufts
	University, 5.38%, 8/15/38	1,500	1,606,710
	Massachusetts State College Building Authority, RB, Series A,
	5.50%, 5/01/39	1,000	1,047,470
			4,783,536
Michigan - 3.4%	Michigan State Building Authority, Refunding RB, Facilities Program,
	Series I, 6.00%, 10/15/38	1,250	1,325,450
	Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry
	Ford Health, 5.75%, 11/15/39 (a)	2,785	2,669,840
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont
	Hospital, 8.25%, 9/01/39	1,970	2,287,938
			6,283,228
Nevada - 1.7%	City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center,
	6.00%, 4/01/34	2,850	3,108,837

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New Jersey - 4.0%	New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A,
	AMT, 5.70%, 10/01/39	$ 2,250 $	2,200,275
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing,
	Series CC, 5.25%, 10/01/29 (a)	2,290	2,355,013
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A, 5.88%, 12/15/38	2,670	2,888,112
			7,443,400
New York - 7.3%	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	1,600	1,725,504
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3,
	5.25%, 1/15/39	2,500	2,595,950
	New York State Dormitory Authority, RB, Education, Series B,
	5.25%, 3/15/38	5,700	5,966,019
	Triborough Bridge & Tunnel Authority, New York, RB, General, Series A-2,
	5.38%, 11/15/38	3,030	3,227,405
			13,514,878
North Carolina - 2.2%	North Carolina Eastern Municipal Power Agency, North Carolina, RB,
	Series B, 5.00%, 1/01/26	885	901,231
	North Carolina Medical Care Commission, RB, Duke University Health
	System, Series A, 5.00%, 6/01/42 (a)	2,660	2,609,540
	North Carolina Municipal Power Agency, RB, No. 1 Catawba, North
	Carolina, Series A, 5.00%, 1/01/30	630	635,494
			4,146,265
Ohio - 1.0%	Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp.,
	5.63%, 10/01/19	1,910	1,904,308
Pennsylvania - 3.7%	Pennsylvania Economic Development Financing Authority, RB,
	Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	1,075	1,145,961
	Pennsylvania Turnpike Commission, RB, Sub-Series B,
	5.25%, 6/01/39	5,650	5,621,128
			6,767,089
Puerto Rico - 4.0%	Puerto Rico HFA, RB, Sub-Capital Fund Modernization,
	5.13%, 12/01/27	3,000	2,994,600
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%,
	8/01/37	4,200	4,345,320
			7,339,920
Texas - 4.1%	Conroe ISD, Texas, GO, School Building, Series A, 5.75%, 2/15/35	1,800	1,937,376
	Harris County Health Facilities Development Corp., Refunding RB,
	Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	800	894,160
	Houston Texas Airport Systems Revenue, Refunding ARB, Senior Lien,
	Series A, 5.50%, 7/01/39	1,170	1,213,571
	Lower Colorado River Authority, Refunding RB, 5.75%, 5/15/28	1,620	1,699,688
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-
	1 (AGC), 5.75%, 1/01/38	1,750	1,853,372
			7,598,167
Utah - 1.2%	City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (a)	2,370	2,296,483
Virginia - 1.1%	Virginia Public School Authority, Virginia, RB, School Financing, 6.50%,
	12/01/35	1,700	1,953,929

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Wyoming - 1.4%	County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co. Project,
	5.25%, 7/15/26	$ 2,430 $	2,514,807
	Total Municipal Bonds - 107.8%		199,189,484
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (c)
California - 15.7%	Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F1,
	5.63%, 4/01/44	2,680	2,886,730
	California Educational Facilities Authority, RB, University of Southern
	California, Series A, 5.25%, 10/01/39	4,200	4,426,002
	Los Angeles Community College District, California, GO, Election of 2008,
	Series A, 6.00%, 8/01/33	7,697	8,696,969
	Los Angeles Unified School District, California, GO, Series I,
	5.00%, 1/01/34	790	799,006
	San Diego Public Facilities Financing Authority, Refunding RB, Series B,
	5.50%, 8/01/39	8,415	8,942,957
	University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,317,670
			29,069,334
District of Columbia -	District of Columbia, RB, Series A, 5.50%, 12/01/30	2,805	3,087,660
3.7%	District of Columbia, Water & Sewer Authority, RB, Series A, 5.50%,
	10/01/39	3,507	3,744,279
			6,831,939
Florida - 14.2%	City of Jacksonville, Florida, RB, Better Jacksonville (MBIA), 5.00%,
	10/01/27	2,700	2,757,645
	Hillsborough County Aviation Authority, Florida, RB, Series A, AMT (AGC),
	5.50%, 10/01/38	3,869	3,890,360
	Jacksonville Electric Authority, RB, River Power Park, Issue Three Series
	Two, 5.00%, 10/01/37	2,100	2,102,625
	Lee County HFA, RB, Multi-County Program, Series A-2, AMT (GNMA),
	6.00%, 9/01/40	2,250	2,413,890
	Manatee County HFA, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	1,141	1,161,883
	Polk County School Board, COP, Master Lease, Series A (FSA), 5.50%,
	1/01/25	4,380	4,510,130
	South Broward Hospital District, Florida, RB (MBIA), 5.63%, 5/01/12 (c)	8,500	9,468,320
			26,304,853
Illinois - 4.3%	Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%,
	7/01/38	5,300	5,995,890
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,750	1,870,568
			7,866,458
Nevada - 6.3%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%,
	7/01/38	5,000	5,487,950
	Clark County Water Reclamation District, GO, Series B, 5.50%,
	7/01/29	5,668	6,159,402
			11,647,352
New Hampshire - 1.3%	New Hampshire Health & Education Facilities Authority, Refunding RB,
	Dartmouth College, 5.25%, 6/01/39	2,159	2,309,904
New York - 1.5%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%,
	6/15/40	2,504	2,714,600

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	(000)	Value
South Carolina - 1.9%	South Carolina State Public Service Authority, RB, Santee Cooper, Series
	A, 5.50%, 1/01/38	$ 3,240 $	3,460,935
Texas - 5.3%	City of San Antonio, Texas, Refunding RB, Series A, 5.25%, 2/01/31	3,989	4,210,139
	Harris County Cultural Education Facilities Finance Corp., RB, Hospital,
	Texas Children's Hospital Project, 5.50%, 10/01/39	5,400	5,562,054
			9,772,193
Virginia - 1.0%	Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health
	System, Series A, 5.50%, 5/15/35	1,749	1,836,154
Wisconsin - 1.7%	Wisconsin Health & Educational Facilities Authority, Refunding RB,
	Froedtert & Community Health Inc., 5.25%, 4/01/39	3,290	3,231,387
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 56.9%		105,045,109
	Total Long-Term Investments
	(Cost - $294,445,739) - 164.7%		304,234,593
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.32% (d)(e)	2,600,000	2,600,000
	Total Short-Term Securities
	(Cost - $2,600,000) - 1.4%		2,600,000
	Total Investments (Cost - $297,045,739*) - 166.1%		306,834,593
	Liabilities in Excess of Other Assets - (3.6)%		(6,634,762)
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (30.3)%		(56,038,947)
	Preferred Shares, at Redemption Value - (32.2)%		(59,480,541)
	Net Assets Applicable to Common Shares - 100.0%	$ 184,680,343

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009,

	as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 242,144,800
	Gross unrealized appreciation	$ 13,452,100
	Gross unrealized depreciation		(4,754,951)
	Net unrealized appreciation	$ 8,697,149
(a)	When-issued security.
			Unrealized
			Appreciation
	Counterparty	Market Value	(Depreciation)
	Citigroup NA	$ 5,279,380 $	(35,339)
	JPMorgan Chase Bank NA	$ 2,296,483	(36,238)
	Merrill Lynch & Co.	$ 2,355,013	1,214
	Morgan Stanley Capital
	Securities Inc.	$ 2,190,183	(16,276)

(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniYield Investment Fund (MYF)
Schedule of Investments October 31, 2009 (Unaudited)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt
Fund	$ 1,199,949	$ 4,490

(e) Represents the current yield as of report date.
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.
The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 2,600,000
Level 2 - Long-Term Investments[1]	304,234,593
Level 3	-
Total	$ 306,834,593

1 See above Schedule of Investments for values in each state or political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 18, 2009